Share capital - Stock options - Outstanding and exercisable options (Details)	Dec. 31, 2025 Options	Dec. 31, 2025 $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 Options	Dec. 31, 2023 Options
Share capital
Outstanding	17,184,737		17,184,737	10,452,237	9,139,737
Exercisable	11,017,237		11,017,237	8,791,612
Stock option having exercise price of 1.78, expiring on March 1, 2026
Share capital
Exercise price | $ / shares		$ 1.78
Outstanding			50,000
Exercisable			50,000
Stock option having exercise price of 0.08, expiring on March 31, 2026
Share capital
Exercise price | $ / shares		0.08
Outstanding			300,000
Exercisable			200,000
Stock option having exercise price of 0.10, expiring on June 30, 2026
Share capital
Exercise price | $ / shares		0.1
Outstanding			300,000
Exercisable			300,000
Stock option having exercise price of 1.56, expiring on September 24, 2026
Share capital
Exercise price | $ / shares		1.56
Outstanding			75,000
Exercisable			75,000
Stock option having exercise price of 0.14, expiring on January 25, 2027
Share capital
Exercise price | $ / shares		0.14
Outstanding			500,000
Exercisable			500,000
Stock option having exercise price of 0.265, expiring on August 23, 2028
Share capital
Exercise price | $ / shares		0.265
Outstanding			500,000
Exercisable			500,000
Stock option having exercise price of 0.24, expiring on October 25, 2028
Share capital
Exercise price | $ / shares		0.24
Outstanding			80,000
Exercisable			75,000
Stock option having exercise price of 0.225, expiring on February 14, 2029
Share capital
Exercise price | $ / shares		0.225
Outstanding			500,000
Exercisable			375,000
Stock option having exercise price of 0.05, expiring on December 17, 2030
Share capital
Exercise price | $ / shares		0.05
Outstanding			300,000
Exercisable			300,000
Stock option having exercise price of 0.065, expiring on December 23, 2030
Share capital
Exercise price | $ / shares		0.065
Outstanding			750,000
Exercisable			750,000
Stock option having exercise price of 0.14, expiring on February 2, 2031
Share capital
Exercise price | $ / shares		0.14
Outstanding			2,500,000
Exercisable			2,500,000
Stock option having exercise price of 0.11, expiring on June 20, 2031
Share capital
Exercise price | $ / shares		0.11
Outstanding			500,000
Exercisable			125,000
Stock option having exercise price of 0.07, expiring on July 21, 2033
Share capital
Exercise price | $ / shares		0.07
Outstanding			1,109,737
Exercisable			959,737
Stock option having exercise price of 0.44, expiring on February 18, 2035
Share capital
Exercise price | $ / shares		0.44
Outstanding			700,000
Stock option having exercise price of 0.69, expiring on March 19, 2035
Share capital
Exercise price | $ / shares		0.69
Outstanding			3,820,000
Exercisable			3,820,000
Stock option having exercise price of 0.58, expiring on May 12, 2035
Share capital
Exercise price | $ / shares		0.58
Outstanding			300,000
Exercisable			56,250
Stock option having exercise price of 1.78, expiring on June 26, 2035
Share capital
Exercise price | $ / shares		1.78
Outstanding			900,000
Exercisable			225,000
Stock option having exercise price of 1.14, expiring on September 2, 2035
Share capital
Exercise price | $ / shares		1.14
Outstanding			100,000
Exercisable			6,250
Stock option having exercise price of 1.56, expiring on September 25, 2035
Share capital
Exercise price | $ / shares		1.56
Outstanding			300,000
Stock option having exercise price of 1.57, expiring on October 5, 2035
Share capital
Exercise price | $ / shares		1.57
Outstanding			300,000
Stock option having exercise price of 3.50, expiring on November 9, 2035
Share capital
Exercise price | $ / shares		3.5
Outstanding			100,000
Stock option having exercise price of 2.89, expiring on November 24, 2035
Share capital
Exercise price | $ / shares		2.89
Outstanding			3,000,000
Stock option having exercise price of 4.02, expiring on December 17, 2035
Share capital
Exercise price | $ / shares		$ 4.02
Outstanding			200,000
Exercisable			200,000